CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES
Schedule of convertible notes

	Host (amortized cost)	Derivative (FVTPL)	Deferred amount	Total
	$	$	$	$
Issuance [1]	48,703	20,453	(2,773)	66,383
Interest accretion	732	—	—	732
Fair value adjustment	—	(11,199)	—	(11,199)
Amortization	—	—	140	140
Foreign exchange	382	127	(21)	488
Balance as of December 31, 2022	49,817	9,381	(2,654)	56,544
Interest accretion	5,082	—	—	5,082
Fair value adjustment	—	(8,049)	—	(8,049)
Amortization [2]	—	—	1,453	1,453
Foreign exchange	(1,275)	(163)	32	(1,406)
Balance as of December 31, 2023	53,624	1,169	(1,169)	53,624

[1]Transaction costs of $821 (US$608) have been allocated to the host instrument and reduced from the net proceeds allocated to this component.

[2]The amortization for the year ended December 31, 2023 includes an additional amount of $809 to prevent the net amount of the Derivative and the Deferred amount components from representing a negative amount.

Schedule of sensitivity analysis

		Reasonably	Sensitivity [1]		Reasonably	Sensitivity [1]
	December 31, 2022	possible change	US$ (Derivative liability)	December 31, 2023	possible change	US$ (Derivative liability)
Observable inputs
Share price	US$3.82	+/- 10%	+3.6M/-1.9M	US$2.61	+/- 10%	+0.4M/-0.3M
Foreign Exchange rate	1.35	+/- 5%	+/- 0.5M	1.32	+/-5%	+/-0.1M
Unobservable inputs
Expected volatility	50%	+/- 10% (absolute)	+3.2M/-1.7M	48%	+/- 10%	+0.1/-0.3M
Credit spread	9%	+/- 1% (absolute)	+/- 0.3M	5%	+/-5%	+/-0.03M

[1]Holding all other variables constant.